OTHER LIABILITIES - Significant weighted average assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Executives Plan
Significant weighted average assumptions
Discount rate (as a percent)	3.00%	2.50%	3.00%
Retirement Program
Significant weighted average assumptions
Discount rate (as a percent)	2.50%	1.80%	2.80%
Retirement Program | Minimum
Significant weighted average assumptions
Termination of employment per annum	2.00%	2.00%
Retirement Program | Maximum
Significant weighted average assumptions
Termination of employment per annum	10.00%	10.00%